Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Net of transfers	$ 267
Increase (decrease) through transfers from construction in progress, property, plant and equipment	$ 25,509	$ 26,156
Capitalization rate	5.15%	5.82%
Plant and equipment amount	$ 844